UNITEDSTATES
                         SECURITIESANDEXCHANGECOMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG Capital, L.P.
Address:   301 Commerce Street, Suite 3300
           Fort Worth, TX 76102


Form 13F File Number: 28-13396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Clive Bode
Title:       General Counsel
Phone:       (817) 871-4000

  Signature, Place, and Date of Signing:

/s/  Clive Bode           Fort Worth, Texas                      May 14, 2009


*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $759,714
                                            (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE


           Name of              Title of          CUSIP    Value     Shares /   Sh/ Put/ Investment  Other     Voting Authority
            Issuer               Class            Number  (x$1000)   Prn Amt    Prn Call Discretion Managers  Sole    Shared  None
Agria Corp.                     Sponsored ADR  00850H103    9,775     8,650,000    Sh      Defined*          8,650,000     0       0
Biocryst Pharmaceuticals             Com       09058V103    3,031     1,383,969    Sh      Defined*          1,383,969     0       0
Burger King Hldgs Inc.               Com      1212081201  347,268    15,131,497    Sh      Defined*         15,131,497     0       0
Cardiovascular Sys Inc Del           Com       141619106    1,952       275,290    Sh      Defined*            275,290     0       0
Fidelity Natl Information Sv         Com       31620M106   52,616     2,890,997    Sh      Defined*          2,890,997     0       0
Finisar                              Com       31787A101    3,856     8,764,670    Sh      Defined*          8,764,670     0       0
First Amern Corp Calif               Com       318522307    3,017       113,799    Sh      Defined*            113,799     0       0
Genomic Health Inc.                  Com       37244C101   46,572     1,910,273    Sh      Defined*          1,910,273     0       0
Graphic Packaging Hldg Co.           Com       388689101  114,978   132,158,875    Sh      Defined*        132,158,875     0       0
J Crew Group Inc.                    Com       46612H402   36,960     2,804,255    Sh      Defined*          2,804,255     0       0
Mylan Inc.                           Com       628530107   49,245     3,672,231    Sh      Defined*          3,672,231     0       0
Netscout Sys Inc.                    Com       64115T104   21,235     2,965,823    Sh      Defined*          2,965,823     0       0
Smart Modular Technologies Inc.    Ord SHS     G82245104   13,539     9,810,513    Sh      Defined*          9,810,513     0       0
Successfactors Inc.                  Com       864596101   53,969     7,073,260    Sh      Defined*          7,073,260     0       0
Zhone Technologies Inc. New          Com       98950P108    1,701     8,950,774    Sh      Defined*          8,950,774     0       0

